Note 6 - Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan to develop and operate its Internet business. Businesses operated by its equity method investees include multifeed technology services and location facilities for connecting high-speed Internet backbones (Internet Multifeed Co., “Multifeed”), comprehensive portal site operations (Internet Revolution Inc., “i-revo”), point management systems operations (Trinity Inc., “Trinity”), cloud-based systems that undergird smartphone applications (Appiaries Corporation, “Appiaries”), cloud computing services in Indonesia (PT. BIZNET GIO NUSANTARA, “BIZNET”), system development and consulting in medical and healthcare business (KIS Inc., “KIS”), cloud computing services in Thailand (Leap Solutions Asia Co., Ltd., “Leap Solutions”), content delivery network services (JOCDN Inc., “JOCDN” ) and financial services for cryptocurrencies exchange and settlement (DeCurret Inc., “DeCurret” ).

The aggregate amounts of balances and transactions of the Company with these equity method investees as of
March 31, 2017
and
2018,
and for each of the
three
years in the period ended
March 31, 2018
are summarized as follows:

	Thousands of Yen
	2016	2017	2018

Accounts receivable	-	¥150,755	¥183,023
Accounts payable	-	50,733	98,306
Revenues	¥666,554	683,332	863,818
Costs and expenses	502,340	527,431	1,107,344

Dividends from the equity method investees for the years ended
March
31,
2016,
2017
and
2018
were
¥48,510
 thousand,
¥51,083
 thousand and
¥51,191
 thousand, respectively.

The Company's investments in these equity method investees and its ownership percentage in each at
March 31, 2017
and
2018
consisted of the following:

	Thousands of Yen
	2017		2018

Multifeed	34.00%	¥1,642,171	34.00%	¥1,806,472
i-revo	30.00	751,784	30.00	767,197
Trinity	33.75	183,403	33.75	227,470
Appiaries	49.00	16,409	-	-
BIZNET	40.00	182,514	40.00	249,840
KIS	39.30	55,627	39.30	59,467
Leap Solutions	40.00	227,430	40.00	201,448
JOCDN	50.00	90,837	20.00	132,270
DeCurret	-	-	35.00	1,802,149

Total		¥3,150,175		¥5,246,313

The Company sold all of its shares in Appiaries for
¥1,615
thousand in
December 2017
and acquired shares in DeCurret for
¥1,830,000
thousand in
February 2018.

The balance of equity method goodwill was
¥7,197
thousand as of
March 31, 2017
and
2018,
and was included in “Investments in equity method investees” in the Company’s consolidated balance sheets.